INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Gross carrying amount
Balance at beginning of period	$17,128	$12,874
Additions	210	322
Dispositions	—	(155)
Acquisitions through business combinations (1)	5,111	4,536
Assets reclassified as held for sale	—	—
Foreign currency translation	(338)	(449)
Balance at end of period	$22,111	$17,128
Accumulated amortization and impairment
Balance at beginning of period	$(2,322)	$(1,613)
Amortization/impairment expense	(616)	(841)
Dispositions	—	73
Foreign currency translation	47	59
Balance at end of period	$(2,891)	$(2,322)
Net book value	$19,220	$14,806
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(1)See Note 3 for additional information.